UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01533

Selected Special Shares, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS

PAGE>



                                                                  SELECTED FUNDS

                                                                   ANNUAL REPORT






                                                               December 31, 2004







SELECTING QUALITY COMPANIES FOR THE LONG TERM(TM)


                         Selected American Shares

                          Selected Special Shares          [SELECTED FUNDS LOGO]

                   Selected Daily Government Fund

                                TABLE OF CONTENTS

Shareholder Letter.............................................................2

Management's Discussion and Analysis:
     Selected American Shares..................................................3
     Selected Special Shares...................................................4

Fund Performance and Supplementary Information:
     Selected American Shares..................................................7
     Selected Special Shares..................................................11
     Selected Daily Government Fund...........................................16

Schedule of Investments:
     Selected American Shares.................................................18
     Selected Special Shares..................................................23
     Selected Daily Government Fund...........................................27

Statements of Assets and Liabilities..........................................29

Statements of Operations......................................................31

Statements of Changes in Net Assets...........................................32

Notes to Financial Statements.................................................34

Financial Highlights:
     Selected American Shares.................................................43
     Selected Special Shares..................................................45
     Selected Daily Government Fund...........................................47

Report of Independent Registered Public Accounting Firm.......................49

Fund Information..............................................................50

Directors and Officers........................................................51

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Research Report, for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.

LOWER COST CLASS D SHARES

As we previously advised you, effective May 3, 2004, the existing shares of each of the Selected Funds were renamed Class S shares. These shares are appropriate for all shareholders that have chosen to invest in the Selected Funds through an intermediary. A new class of shares, called Class D shares, was created and are appropriate for all shareholders who have chosen to invest directly with Selected Funds rather than through an intermediary. Class D shares are substantially identical to Class S shares with one important exception. The Class D shares' annual expense ratio is lower, as Class D shares do not incur a 12b-1 fee. As anticipated, the Funds' Class D shares performed slightly better than Class S Shares. Selected American's Class D shares returned 9.08%(1) (non-annualized) over the eight month period since its inception on May 3, 2004, compared to 8.85% for Class S shares over the same period. Selected Special's Class D shares returned 8.91% (non-annualized) over the eight month period since its inception on May 3, 2004, compared to 8.83% for Class S shares over the same period.

Please carefully read the Selected Funds' prospectus, dated May 1, 2004, which further describes the Class D shares and note that a minimum account balance of $10,000 in the respective Selected Fund is required to convert from the existing Class S shares to Class D shares. A conversion from one class to another class in the same fund will not be a taxable event. If you would like your shares to be transferred into the lower cost Class D shares, you should call Selected Funds shareholder services at 1-800-243-1575 Monday through Friday, 9 am to 6 pm Eastern Time.


Sincerely,



/s/ James J. McMonagle              /s/ Christopher C. Davis


James J. McMonagle                  Christopher C. Davis
Chairman                            President

February 4, 2005

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year ended December 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(2), returned 10.88%, the broader Dow Jones Wilshire 5000 Index returned 12.62%. U.S. economic activity, as measured by the gross domestic product rose sharply in the first two quarters before falling sharply in the third quarter of 2004. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, rose over the next three months then slowly declined over the last half of the year. After trending sideways during the first seven months of the year, the S&P 500(R) Index went on a sustained rally over the last five months of 2004.

SELECTED AMERICAN SHARES

PERFORMANCE OVERVIEW

Selected American Shares' Class S shares returned 11.97% for the year ended December 31, 2004(1), compared with a return of 10.88% for the Standard & Poor's 500(R) Index(2). The Fund's Class D shares returned 9.08% (non-annualized) over the eight month period since its inception on May 3, 2004.

The Fund had more invested in financial service companies than in any other single sector. The financial service companies which the Fund owned out-performed the S&P 500(R) Index. Contributors(3) to performance included:
American Express(4), Loews, and Moody's. Over the year ended December 31, 2004, American Express increased by 17.60%, Loews increased by 43.59%, and Moody's increased by 44.06%.

Energy companies represented one of the Fund's largest sector weightings. As a group, the energy companies the Fund owned significantly out-performed the S&P 500(R) Index. Over the year ended December 31, 2004, ConocoPhillips increased by 35.60%, Devon Energy increased by 36.78%, and EOG Resources increased by 55.21%.

Property & casualty insurance companies also represented one of the Fund's largest sector weightings and these companies, as a group, under-performed the S&P 500(R) Index. Over the year ended December 31, 2004, Berkshire Hathaway, Class A increased by 4.33% and Progressive increased by 1.63%.

As a group, the health care companies the Fund owned under-performed the S&P 500(R) Index in 2004. The most important contributor in this sector was Cardinal Health, which increased by 15.95% since being purchased in July 2004. The most important detractors from performance were Eli Lilly and Pfizer. Eli Lilly decreased by 17.55% over the year ended December 31, 2004. Pfizer decreased by 25.02% before being sold in December 2004.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

PERFORMANCE OVERVIEW - (CONTINUED)

Other important contributors to performance included: Tyco International, a diversified manufacturing company, Altria Group, a consumer products company, and Costco, a discount retailing company. Over the year ended December 31, 2004, Tyco International increased by 35.41%, Altria Group increased by 18.38%, and Costco increased by 31.15%. All three companies were among the Fund's ten largest holdings at the end of the year.

Other important detractors from performance included: Fifth Third Bancorp, a banking and savings & loan company, H&R Block, a financial services company, and Marsh & McLennan, an insurance brokerage company. Over the year ended December 31, 2004, Fifth Third Bancorp decreased by 17.93% and H&R Block decreased by 9.99%. Marsh & McLennan decreased by 25.46% since being purchased in June 2004.

We have built a Fund which is quite different in composition from the S&P 500(R) Index. The Fund's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.


SELECTED SPECIAL SHARES

PERFORMANCE OVERVIEW

Selected Special Shares' Class S shares returned 11.34% for the year ended December 31, 2004(1), compared with a return of 12.62% for the Dow Jones Wilshire 5000 Index(2). The Fund's Class D shares returned 8.91%
(non-annualized) over the eight month period since its inception on May 3, 2004.

The Fund had more invested in health care companies than in any other single sector. As a group, the health care companies the Fund owned out-performed the Dow Jones Wilshire 5000 Index in 2004. The most important contributors(3) in this sector were Lincare Holdings(4), which was up by 48.35% since being purchased in January 2004, and Cardinal Health, which was up by 10.14% since being purchased in July 2004.

The Fund also had significant holdings in the automotive sector. Automotive companies in general under-performed the Dow Jones Wilshire 5000 Index, which hurt the Fund's short-term performance. Over the year ended December 31, 2004, AutoZone was up 7.16% and AutoNation was up 4.57%.

Energy companies in general had a productive year in 2004, and the Fund benefited from over-weighting energy companies in the portfolio, which out-performed the Dow Jones Wilshire 5000 Index. Over the year ended December 31, 2004, Premcor was up by 62.27%. Transocean was up 54.82% since being purchased in January 2004.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

PERFORMANCE OVERVIEW - (CONTINUED)

The Fund's portfolio managers have been identifying a number of investment opportunities in foreign companies. The Fund ended the year with 28.28% of its portfolio invested in foreign companies. The Fund benefited from these foreign companies as they accounted for approximately 35% of the Fund's total gross return in 2004. The foreign companies that contributed the most to performance were: Groupe Bruxelles Lambert, a diversified company and Lagardere, a media company. Over the year ended December 31, 2004, Groupe Bruxelles Lambert was up 48.28% and Lagardere was up 26.90%, after adjusting for exchange rates. The most important detractor from performance was Rentokil Initial, a diversified commercial services company, which was down 15.27% since being purchased in January 2004.

Other important contributors to performance included Tyco International, a diversified manufacturing company, Garmin, an electronics company, and Apogent Technologies, a medical instruments company. Tyco International was up 35.41% and Garmin was up 12.48%, over the year ended December 31, 2004. Apogent Technologies increased 44.84% before being acquired by Fisher Scientific in August 2004. The Fund held Fisher Scientific at the end of the year. Tyco International and Garmin were included among the Fund's ten largest holdings at the end of the year.

Other important detractors from performance included: two retailing companies, Tiffany & Co. and CarMax, Covad Communications, a telecommunications company, and BMC Software, a technology company. Over the year ended December 31, 2004, Tiffany & Co. was down 28.79% and Covad Communications was down 40.28%. CarMax was down 31.34% while it was held in the portfolio. BMC Software decreased 18.71% before being sold in July 2004. Tiffany & Co. was included among the Fund's top ten holdings at the end of the year.

The Fund's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.

-------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares' investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk,
(2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares' investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) foreign country risk, (4) headline risk, and (5) selection risk. See the prospectus for a full description of each risk.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

(1) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following tables list the average annual total returns for Class S and Class D shares for the periods ended December 31, 2004.

--------------------------------------------------------------------------------
FUND NAME                                 1 YEAR       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Selected American Shares S                11.97%        3.38%          15.13%
--------------------------------------------------------------------------------
Selected Special Shares S                 11.34%        1.89%          11.77%
--------------------------------------------------------------------------------

              --------------------------------------------------
              FUND NAME                              INCEPTION*
              --------------------------------------------------
              Selected American Shares D                9.08%
              --------------------------------------------------
              Selected Special Shares D                 8.91%
              --------------------------------------------------

* As of May 3, 2004 all of the Funds' outstanding shares were reclassified as Class S shares and Class D shares were newly issued. See the prospectus for a description of Class S and Class D shares. Performance for the period has not been annualized.

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Shareholder Services at 1-800-243-1575.

(2) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

(3) A company or sector's contribution to the Fund's performance is a product both of its appreciation or depreciation and it's weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund's holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS
FUND OVERVIEW
SELECTED AMERICAN SHARES, INC.
At December 31, 2004

================================================================================

                               [PIE CHART OMITTED]



         PORTFOLIO MAKEUP                             SECTOR WEIGHTINGS
      (% OF FUND NET ASSETS)                        (% OF STOCK HOLDINGS)
------------------------------------        ------------------------------------
Common Stocks                  97.3%        Cable Television                3.6%
Short Term Investments,                     Financial Services             21.6%
  Other Assets & Liabilities    2.7%        Health Care                     4.0%
                                            Retailing                       3.3%
                                            Technology                      2.7%
                                            Diversified                     5.0%
                                            Insurance                      16.2%
                                            Energy                          8.9%
                                            Food & Restaurants              3.4%
                                            Banks and Savings & Loans      12.5%
                                            Industrial                      2.8%
                                            Consumer Products               5.4%
                                            Other                          10.6%

TOP 10 HOLDINGS
STOCK                                    SECTOR                                  % OF FUND NET ASSETS
-----------------------------------------------------------------------------------------------------
American Express Co.                     Financial Services                              6.76%
Altria Group, Inc.                       Consumer Products                               5.25%
Tyco International Ltd.                  Diversified Manufacturing                       4.45%
American International Group, Inc.       Multi-Line Insurance                            4.42%
Berkshire Hathaway Inc., Class A         Property/Casualty Insurance                     4.07%
HSBC Holdings PLC                        Banks and Savings & Loan Associations           3.69%
Comcast Corp., Special Class A           Cable Television                                3.48%
Costco Wholesale Corp.                   Discount Retailer                               3.18%
Wells Fargo & Co.                        Banks and Savings & Loan Associations           3.13%
JPMorgan Chase & Co.                     Financial Services                              3.09%

SELECTED FUNDS
SELECTED AMERICAN SHARES, INC.
PORTFOLIO ACTIVITY - January 1, 2004 through December 31, 2004

================================================================================

NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted Positions are those greater than 0.50% of Net Assets)

                                                                     DATE OF 1ST         % OF 12/31/04
SECURITY                           SECTOR                             PURCHASE          FUND NET ASSETS
-------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.              Health Care                        07/14/04               1.28%
Comcast Corp., Special Class A     Cable Television                   01/14/04               3.48%
Hunter Douglas NV                  Manufacturing                      10/18/04               0.02%
IAC/InterActiveCorp                E-Commerce/Services                08/04/04               0.54%
Iron Mountain Inc.                 Business Services                  09/21/04               0.93%
Marsh & McLennan Cos, Inc.         Insurance Brokers                  06/28/04               1.03%
Nokia Oyj, ADR                     Telecommunications                 04/14/04               0.28%
Rentokil Initial PLC               Diversified Commercial Services    01/13/04               0.40%
SK Telecom Co., Ltd., ADR          Telecommunications                 04/14/04               0.47%
Transocean Inc.                    Energy                             01/23/04               0.69%


POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $10 million are highlighted)

SECURITY                                SECTOR                       DATE OF FINAL SALE      GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------
Agere Systems Inc., Class A             Electronics                       11/17/04         $ (32,098,510)
Janus Capital Group Inc.                Investment Firms                  04/29/04           (20,556,016)
Kraft Foods Inc., Class A               Food/Beverage & Restaurant        08/10/04              (914,476)
Marriott International, Inc., Class A   Hotels & Motels                   08/30/04            11,380,901
Merck & Co., Inc                        Health Care                       07/29/04            (1,883,526)
Pfizer Inc.                             Health Care                       12/22/04            (5,933,232)

SELECTED FUNDS
SELECTED AMERICAN SHARES, INC.
CLASS S FUND PERFORMANCE

================================================================================

-----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   EXPENSE EXAMPLE
  FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                            BEGINNING        ENDING         EXPENSES PAID
                                                                          ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
                                                                            (07/01/04)      (12/31/04)   (07/01/04-12/31/04)
                                                                            ----------      ----------   -------------------
One Year.......................     11.97%    Actual....................     $1,000.00      $1,073.77           $4.74
Five Years.....................      3.38%    Hypothetical (5% return
Ten Years......................     15.13%      before expenses)........     $1,000.00      $1,020.56           $4.62
-----------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (0.91%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Selected American Shares, Class S on December 31, 1994. As the chart below shows, by December 31, 2004 the value of your investment would have grown to $40,919 - a 309.19% increase on your initial investment. For comparison, the Standard & Poor's 500(R) Stock Index is also presented on the chart below.

                     S&P 500        SAS - S
1994                10,000.00      10,000.00
1995                13,753.00      13,809.00
1996                16,909.00      18,054.00
1997                22,548.00      24,777.00
1998                28,992.00      28,808.00
1999                35,091.00      34,661.00
2000                31,897.00      37,895.00
2001                28,109.00      33,661.00
2002                21,899.00      27,918.00
2003                28,177.00      36,544.00
2004                31,241.00      40,919.00

The Standard & Poor's 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS
SELECTED AMERICAN SHARES, INC.
CLASS D FUND PERFORMANCE

================================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 EXPENSE EXAMPLE
  FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                                             BEGINNING          ENDING        EXPENSES PAID
                                                                           ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                                                             (07/01/04)       (12/31/04)    (07/01/04-12/31/04)
                                                                             ----------       ----------    -------------------
Life of Class (May 3, 2004                    Actual....................      $1,000.00        $1,075.61         $3.34
  through December 31, 2004).......  9.08%    Hypothetical (5% return
                                                before expenses)........      $1,000.00        $1,021.92         $3.25
-------------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (0.64%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Selected American Shares, Class D Shares on May 3, 2004 (inception of class). As the chart below shows, by December 31, 2004 the value of your investment would have grown to $10,908 - a 9.08% increase on your initial investment. For comparison, the Standard & Poor's 500(R) Stock Index is also presented on the chart below.

                     S&P 500        SAS - D
 5/3/04             10,000.00      10,000.00
12/31/04            10,976.00      10,908.00

The Standard & Poor's 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS
FUND OVERVIEW
SELECTED SPECIAL SHARES, INC.
At December 31, 2004

================================================================================


                               [PIE CHART OMITTED]



         PORTFOLIO MAKEUP                             SECTOR WEIGHTINGS
      (% OF FUND NET ASSETS)                        (% OF STOCK HOLDINGS)
------------------------------------        ------------------------------------
Common Stocks                  98.5%        Automotive                      7.9%
Short Term Investments,                     Retailing                       7.7%
  Other Assets & Liabilities    1.5%        Manufacturing                   3.2%
                                            Electronics                     6.8%
                                            Health Care                     8.0%
                                            Technology                      3.5%
                                            Food/Beverage & Restaurant      5.4%
                                            Distributors                    4.4%
                                            Insurance                       7.1%
                                            Telecommunications              6.9%
                                            Information/Information
                                              Processing                    2.6%
                                            Diversified                    10.0%
                                            Media                           6.5%
                                            Financial Services/Banking      6.3%
                                            Energy                          7.5%
                                            Other                           6.2%


TOP 10 HOLDINGS
STOCK                                     SECTOR                                          % OF FUND NET ASSETS
--------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A.             Diversified                                            4.78%
Lagardere S.C.A.                          Media                                                  4.43%
AutoNation, Inc.                          Automotive                                             3.96%
AutoZone, Inc.                            Automotive                                             3.83%
Tyco International Ltd.                   Diversified Manufacturing                              3.35%
Tiffany & Co.                             Retailing                                              2.91%
Garmin Ltd.                               Electronics                                            2.82%
Golden West Financial Corp.               Banks and Savings & Loan Associations                  2.78%
Premcor Inc.                              Energy                                                 2.70%
Reynolds & Reynolds Co., Class A          Information/Information Processing                     2.55%

SELECTED FUNDS
SELECTED SPECIAL SHARES, INC.
PORTFOLIO ACTIVITY - January 1, 2004 through December 31, 2004

================================================================================

NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted Positions are those greater than 1.25% of Net Assets)

                                                                      DATE OF 1ST    % OF 12/31/04
SECURITY                             SECTOR                            PURCHASE     FUND NET ASSETS
---------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A     Retailing                         02/26/04            -
Amorepacific Corp.                   Consumer Products                 07/09/04           0.64%
Brown & Brown, Inc.                  Insurance Brokers                 10/14/04           0.28%
Cardinal Health, Inc.                Health Care                       07/01/04           1.82%
CarMax, Inc.                         Retailing                         04/23/04            -
EOG Resources, Inc.                  Energy                            05/03/04            -
Hunter Douglas NV                    Manufacturing                     03/25/04           2.53%
IDEXX Laboratories, Inc.             Health Care                       07/27/04           0.99%
Kmart Holding Corp.                  Discount Retailer                 07/02/04           1.32%
Lincare Holdings Inc.                Health Care                       01/14/04           1.55%
Lotte Chilsung Beverage Co., Ltd.    Food/Beverage & Restaurant        07/09/04           0.76%
Lotte Confectionery Co., Ltd.        Food/Beverage & Restaurant        07/09/04           0.84%
Marsh & McLennan Cos, Inc.           Insurance Brokers                 06/28/04           2.47%
Mohawk Industries, Inc.              Manufacturing                     05/18/04           0.67%
99 Cents Only Stores                 Discount Retailer                 05/18/04           1.56%
Nong Shim Holdings Co., Ltd.         Diversified                       07/09/04           0.36%
Rentokil Initial PLC                 Diversified Commercial Services   01/07/04           1.34%
SK Telecom Co., Ltd., ADR            Telecommunications                04/14/04           0.48%
Tae Young Corp.                      Building & Heavy Construction     07/09/04           0.02%
Telewest Global, Inc.                Telecommunications                12/07/04           0.78%
Transocean Inc.                      Energy                            01/28/04           1.39%
Unilever NV, CVA                     Food/Beverage & Restaurant        01/07/04           1.72%
WH Smith PLC                         Retailing                         09/01/04           0.31%

SELECTED FUNDS
SELECTED SPECIAL SHARES, INC.
PORTFOLIO ACTIVITY - January 1, 2004 through December 31, 2004

================================================================================

POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $250,000 are highlighted)

SECURITY                                  SECTOR                               DATE OF FINAL SALE        GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A          Retailing                                 09/28/04            $    1,862
Agere Systems Inc., Class A               Electronics                               11/17/04                11,378
Altria Group, Inc.                        Consumer Products                         09/20/04               612,555
AT&T Wireless Services Inc.               Telecommunications                        02/23/04               383,182
Automatic Data Processing, Inc.           Information/Information Processing        06/25/04               145,662
Belo Corp., Class A                       Media                                     01/20/04               434,530
Berkshire Hathaway Inc., Class A          Property/ Casualty Insurance              09/20/04               308,492
BMC Software, Inc.                        Technology                                07/19/04              (371,472)
CarMax, Inc.                              Retailing                                 07/15/04              (338,540)
Diageo PLC, ADR                           Food/Beverage & Restaurant                01/14/04                94,009
Electrolux AB, Series B                   Manufacturing                             06/28/04               (56,081)
EOG Resources, Inc.                       Energy                                    06/02/04                   337
Equifax Inc.                              Information/Information Processing        07/06/04                62,892
Freescale Semiconductor, Inc., Class B    Semiconductors                            12/08/04                61,854
HSBC Holdings PLC                         Banks and Savings & Loan Associations     01/21/04                   144
Hudson Highland Group, Inc.               Employee Staffing                         04/26/04               278,859
Marriott International, Inc., Class A     Hotels & Motels                           10/07/04                95,581
Northern Trust Corp.                      Financial Services                        02/02/04               666,160
Papa John's International, Inc.           Food/Beverage & Restaurant                06/02/04                99,754
Sun Microsystems, Inc.                    Technology                                01/14/04               262,751
Takefuji Corp.                            Financial Services                        12/22/04                48,619

SELECTED FUNDS
SELECTED SPECIAL SHARES, INC.
CLASS S FUND PERFORMANCE

================================================================================

------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   EXPENSE EXAMPLE
  FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                                    BEGINNING       ENDING        EXPENSES PAID
                                                                                  ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
                                                                                    (07/01/04)     (12/31/04)  (07/01/04-12/31/04)
                                                                                    ----------     ----------  -------------------
One Year...........................     11.34%    Actual...................         $1,000.00      $1,081.05          $6.12
Five Years.........................      1.89%    Hypothetical (5% return
Ten Years..........................     11.77%      before expenses).......         $1,000.00      $1,019.25          $5.94
------------------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (1.17%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Selected Special Shares, Class S shares on December 31, 1994. As the chart below shows, by December 31, 2004 the value of your investment would have grown to $30,435 - a 204.35% increase on your initial investment. For comparison, the Dow Jones Wilshire 5000 Stock Index is also presented on the chart below.

                DJ Wilshire 5000    SSS - S
1994                10,000.00      10,000.00
1995                13,645.00      13,424.00
1996                16,539.10      15,016.00
1997                21,714.19      19,057.00
1998                26,801.83      23,729.00
1999                33,116.34      27,722.00
2000                29,509.97      27,418.00
2001                26,272.72      23,466.00
2002                20,792.23      19,332.00
2003                27,370.90      27,336.00
2004                30,825.10      30,435.00

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The performance data for Selected Special Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS
SELECTED SPECIAL SHARES, INC.
CLASS D FUND PERFORMANCE

================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     EXPENSE EXAMPLE
  FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                                             BEGINNING          ENDING        EXPENSES PAID
                                                                           ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                                                            (07/01/04)        (12/31/04)   (07/01/04-12/31/04)
                                                                            ----------        ----------   -------------------
Life of Class (May 3, 2004                    Actual....................     $1,000.00         $1,081.87          $4.76
  through December 31, 2004)........ 8.91%    Hypothetical (5% return
                                                before expenses)........     $1,000.00         $1,020.56          $4.62
------------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (0.91%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Selected Special Shares, Class D shares on May 3, 2004 (inception of class). As the chart below shows, by December 31, 2004 the value of your investment would have grown to $10,891 - an 8.91% increase on your initial investment. For comparison, the Dow Jones Wilshire 5000 Stock Index is also presented on the chart below.

                 DJ Wilshire 5000   SSS - D
  5/3/04            10,000.00      10,000.00
12/31/04            11,115.00      10,891.00

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The performance data for Selected Special Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS
FUND OVERVIEW
SELECTED CAPITAL PRESERVATION TRUST -
SELECTED DAILY GOVERNMENT FUND
At December 31, 2004

================================================================================


                               [PIE CHART OMITTED]



         PORTFOLIO MAKEUP                          MATURITY DIVERSIFICATION*
      (% OF FUND NET ASSETS)                      (% OF PORTFOLIO'S HOLDINGS)
------------------------------------        ------------------------------------
FANNIE MAE                     30.0%        0-30 Days                      64.8%
FREDDIE MAC                     4.8%        31-90 Days                     21.7%
Federal Home Loan Bank         30.4%        91-180 Days                    11.3%
Federal Farm Credit Bank        2.3%        181-397 Days                    2.2%
Repurchase Agreements, Other
  Assets & Liabilities         32.5%


*The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE - CLASS S
                              BEGINNING          ENDING         EXPENSES PAID
                            ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*
                              (07/01/04)       (12/31/04)    (07/01/04-12/31/04)
                              ----------       ----------    -------------------
Actual....................    $1,000.00        $1,004.98            $3.48
Hypothetical (5% return
  before expenses)........    $1,000.00        $1,021.67            $3.51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLE - CLASS D
                             BEGINNING          ENDING         EXPENSES PAID
                           ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*
                             (07/01/04)       (12/31/04)    (07/01/04-12/31/04)
                             ----------       ----------    -------------------
Actual....................   $1,000.00        $1,006.24            $2.22
Hypothetical (5% return
  before expenses)........   $1,000.00        $1,022.92            $2.24
--------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio (0.69% and 0.44% for Class S and Class D, respectively), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the "Expense Example".

SELECTED FUNDS
NOTES TO PERFORMANCE

================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUNDS' EXPENSE EXAMPLE, WHICH APPEARS IN EACH CLASS'S FUND PERFORMANCE SECTION IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Fund, you only incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 07/01/04 to 12/31/04. Please note that the Expense Example is general and does not reflect certain account specific costs, which may increase your total costs of investing in the Fund. If these account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
DECEMBER 31, 2004

                                                                       VALUE
SHARES                                SECURITY                        (NOTE 1)
================================================================================
COMMON STOCK - (97.31%)

  AUTOMOTIVE - (0.86%)
     690,300   AutoZone, Inc.*................................... $   63,031,293
                                                                  --------------
  BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.14%)
   1,849,000   Fifth Third Bancorp...............................     87,457,700
   3,639,600   Golden West Financial Corp. ......................    223,544,232
  16,078,885   HSBC Holdings PLC.................................    270,773,350
   7,034,096   Lloyds TSB Group PLC..............................     63,742,713
     330,000   State Street Corp. ...............................     16,209,600
   3,696,560   Wells Fargo & Co. ................................    229,741,204
                                                                  --------------
                                                                     891,468,799
                                                                  --------------
  BUILDING MATERIALS - (1.37%)
     930,600   Martin Marietta Materials, Inc. ..................     49,935,996
     924,100   Vulcan Materials Co. .............................     50,465,101
                                                                  --------------
                                                                     100,401,097
                                                                  --------------
  BUSINESS SERVICES - (1.94%)
   1,241,000   D&B Corp.*........................................     74,025,650
   2,244,000   Iron Mountain Inc.*...............................     68,419,560
                                                                  --------------
                                                                     142,445,210
                                                                  --------------
  CABLE TELEVISION - (3.48%)
   7,773,000   Comcast Corp., Special Class A*...................    255,576,240
                                                                  --------------
  CONSUMER PRODUCTS - (5.25%)
   6,307,500   Altria Group, Inc. ...............................    385,388,250
                                                                  --------------
  DISCOUNT RETAILER - (3.18%)
   4,817,000   Costco Wholesale Corp. ...........................    233,190,970
                                                                  --------------
  DIVERSIFIED COMMERCIAL SERVICES - (0.40%)
  10,411,500   Rentokil Initial PLC..............................     29,471,477
                                                                  --------------
  DIVERSIFIED MANUFACTURING - (4.45%)
   9,139,764   Tyco International Ltd. ..........................    326,655,165
                                                                  --------------
  E-COMMERCE/SERVICES - (0.54%)
   1,445,000   IAC/InterActiveCorp*..............................     39,896,450
                                                                  --------------
  ENERGY - (8.67%)
   2,070,080   ConocoPhillips....................................    179,745,046
   3,720,842   Devon Energy Corp. ...............................    144,815,171
   1,588,100   EOG Resources, Inc. ..............................    113,326,816
   2,540,800   Occidental Petroleum Corp. .......................    148,281,088
   1,188,000   Transocean Inc.*..................................     50,359,320
                                                                  --------------
                                                                     636,527,441
                                                                  --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
DECEMBER 31, 2004

                                                                       VALUE
SHARES                             SECURITY                          (NOTE 1)
================================================================================
COMMON STOCK - (CONTINUED)

  FINANCIAL SERVICES - (18.91%)
    8,807,800   American Express Co. ........................... $  496,495,686
    4,704,189   Citigroup Inc. .................................    226,647,826
    2,314,000   H&R Block, Inc. ................................    113,386,000
    5,817,240   JPMorgan Chase & Co. ...........................    226,930,532
    1,958,000   Loews Corp. ....................................    137,647,400
    1,132,800   Moody's Corp. ..................................     98,383,680
    1,957,400   Providian Financial Corp.* .....................     32,238,378
      835,860   Takefuji Corp. .................................     56,385,767
                                                                 --------------
                                                                  1,388,115,269
                                                                 --------------
  FOOD/BEVERAGE & RESTAURANT - (3.29%)
    7,300,881   Diageo PLC......................................    103,926,236
    2,157,750   Heineken Holding NV, Class A....................     64,991,093
    1,304,800   Hershey Foods Corp. ............................     72,468,592
                                                                 --------------
                                                                    241,385,921
                                                                 --------------
  HEALTH CARE - (3.90%)
    1,610,000   Cardinal Health, Inc. ..........................     93,621,500
    1,180,000   Eli Lilly and Co. ..............................     66,965,000
    2,311,500   HCA Inc. .......................................     92,367,540
      670,000   Novartis AG, Registered.........................     33,646,801
                                                                 --------------
                                                                    286,600,841
                                                                 --------------
  INDUSTRIAL - (2.75%)
    3,786,700   Sealed Air Corp.*...............................    201,717,509
                                                                 --------------
  INSURANCE BROKERS - (1.72%)
    2,112,700   Aon Corp. ......................................     50,409,022
    2,304,000   Marsh & McLennan Cos, Inc. .....................     75,801,600
                                                                 --------------
                                                                    126,210,622
                                                                 --------------
  INVESTMENT FIRMS - (2.07%)
      315,099   Julius Baer Holding, Ltd. AG....................     94,515,892
    1,039,864   Morgan Stanley..................................     57,733,249
                                                                 --------------
                                                                    152,249,141
                                                                 --------------
  LIFE INSURANCE - (0.55%)
      658,000   Principal Financial Group, Inc. ................     26,938,520
      400,000   Sun Life Financial Inc. ........................     13,416,000
                                                                 --------------
                                                                     40,354,520
                                                                 --------------
  MANUFACTURING - (0.02%)
       21,500   Hunter Douglas NV...............................      1,142,354
                                                                 --------------
  MEDIA - (1.59%)
    1,282,459   Lagardere S.C.A. ...............................     92,185,052
    2,235,400   WPP Group PLC...................................     24,539,798
                                                                 --------------
                                                                    116,724,850
                                                                 --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
DECEMBER 31, 2004

                                                                      VALUE
SHARES                               SECURITY                        (NOTE 1)
================================================================================
COMMON STOCK - (CONTINUED)
  MULTI-LINE INSURANCE - (4.42%)
    4,939,325   American International Group, Inc. ............. $  324,365,473
                                                                 --------------
  PROPERTY/CASUALTY INSURANCE - (7.68%)
        3,402   Berkshire Hathaway Inc., Class A*...............    299,035,800
        6,366   Berkshire Hathaway Inc., Class B*...............     18,690,576
      288,400   Chubb Corp. ....................................     22,177,960
       20,000   Markel Corp.*...................................      7,280,000
    2,553,200   Progressive Corp. (Ohio)........................    216,613,488
                                                                 --------------
                                                                    563,797,824
                                                                 --------------
  PUBLISHING - (0.54%)
      483,300   Gannett Co., Inc. ..............................     39,485,610
                                                                 --------------
  REAL ESTATE - (1.92%)
   2,938,388    Centerpoint Properties Trust (b)................    140,719,401
                                                                 --------------
  REINSURANCE - (1.41%)
    1,679,000   Transatlantic Holdings, Inc. ...................    103,812,570
                                                                 --------------
  TECHNOLOGY - (2.65%)
    1,428,600   Lexmark International, Inc., Class A*...........    121,431,000
    2,735,000   Microsoft Corp. ................................     73,051,850
                                                                 --------------
                                                                    194,482,850
                                                                 --------------
  TELECOMMUNICATIONS - (0.75%)
    1,325,000   Nokia Oyj, ADR..................................     20,762,750
    1,537,000   SK Telecom Co., Ltd., ADR (c)...................     34,198,250
                                                                 --------------
                                                                     54,961,000
                                                                 --------------
  TRANSPORTATION - (0.86%)
      740,500   United Parcel Service, Inc., Class B............     63,283,130
                                                                 --------------
                  Total Common Stock -
                    (identified cost $4,747,734,762)............  7,143,461,277
                                                                 --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
DECEMBER 31, 2004

                                                                       VALUE
PRINCIPAL                            SECURITY                         (NOTE 1)
================================================================================
REPURCHASE AGREEMENTS - (2.55%)
  $60,656,000   Goldman, Sachs & Co. Joint Repurchase
                  Agreement, 2.25%, 01/03/05, dated 12/31/04,
                  repurchase value of $60,667,373 (collateralized
                  by: U.S. Government obligations in a pooled
                  cash  account, total market value $61,869,120)... $ 60,656,000
   67,396,000   Nomura Securities International, Inc. Joint
                  Repurchase Agreement, 2.35%, 01/03/05, dated
                  12/31/04, repurchase value of $67,409,198
                  (collateralized by: U.S. Government obligations
                  in a pooled cash account, total market
                  value $68,743,920)...............................   67,396,000
   59,135,000   UBS Financial Services Inc. Joint Repurchase
                  Agreement, 2.27%, 01/03/05, dated 12/31/04,
                  repurchase value of $59,146,186 (collateralized
                  by: U.S. Government obligations in a pooled
                  cash account, total market value $60,317,700)....   59,135,000
                                                                    ------------
                    Total Repurchase Agreements -
                      (identified cost $187,187,000)...............  187,187,000
                                                                    ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (0.42%)

  MONEY MARKET INSTRUMENTS - (0.26%)
   18,759,892   UBS Private Money Market LLC, 2.144268%
                  (identified cost $18,759,892)....................   18,759,892
                                                                    ------------

  REPURCHASE AGREEMENTS - (0.16%)
    3,889,000   Goldman, Sachs & Co. Joint Repurchase Agreement,
                  2.25%, 01/03/05, dated 12/31/04, repurchase value
                  of $3,889,729 (collateralized by: U.S. Government
                  obligations in a pooled cash account, total market
                  value $3,966,780)................................    3,889,000
    4,321,000   Nomura Securities International, Inc. Joint
                  Repurchase Agreement, 2.35%, 01/03/05, dated
                  12/31/04, repurchase value of $4,321,846
                  (collateralized by: U.S. Government obligations
                  in a pooled cash account, total market value
                  $4,407,420)......................................    4,321,000
    3,790,000   UBS Financial Services Inc. Joint Repurchase
                  Agreement, 2.27%, 01/03/05, dated 12/31/04,
                  repurchase value of $3,790,717 (collateralized
                  by: U.S. Government obligations in a pooled
                  cash account, total market value $3,865,800).....    3,790,000
                                                                    ------------
                    Total Repurchase Agreements -
                      (identified cost $12,000,000)................   12,000,000
                                                                    ------------
                  Total Investment of Cash Collateral for
                    Securities Loaned - (identified cost
                    $30,759,892)...................................   30,759,892
                                                                    ------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - (CONTINUED)
DECEMBER 31, 2004





================================================================================


             Total Investments - (100.28%) - (identified cost
               $4,965,681,654) - (a)...........................  $7,361,408,169
             Liabilities Less Other Assets - (0.28%)...........     (20,432,769)
                                                                 ---------------
               Net Assets - (100%).............................  $7,340,975,400
                                                                 ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is
$4,971,348,915. At December 31, 2004, unrealized appreciation
(depreciation) of securities for Federal Income Tax purposes is as follows:

             Unrealized appreciation...........................  $2,516,377,290
             Unrealized depreciation...........................    (126,318,036)
                                                                 ---------------
                Net unrealized appreciation ...................  $2,390,059,254
                                                                 ===============

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the year ended December 31, 2004. The aggregate fair value of the securities of affiliated companies held by the Fund as of December 31, 2004, amounts to $140,719,401. Transactions during the period in which the issuers were affiliates are as follows:

                        Shares               Gross       Gross        Shares               Dividend
Security                December 31, 2003    Additions   Reductions   December 31, 2004    Income
--------                -----------------    ---------   ----------   -----------------    ------
Centerpoint Properties
  Trust                    1,469,194         1,469,194       -           2,938,388        $ 3,117,042


(c) Loaned security - See Note 7 of the Notes to Financial Statements.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
DECEMBER 31, 2004

                                                                        VALUE
SHARES                                 SECURITY                        (NOTE 1)
================================================================================
COMMON STOCK - (98.56%)

  AUTOMOTIVE - (7.79%)
      227,000   AutoNation, Inc.*................................... $ 4,360,670
       46,100   AutoZone, Inc.*.....................................   4,209,391
                                                                     -----------
                                                                       8,570,061
                                                                     -----------
  BANKS AND SAVINGS & LOAN ASSOCIATIONS - (4.11%)
       22,700   Commerce Bancorp, Inc. .............................  1,461,880
       49,800   Golden West Financial Corp. ........................  3,058,716
                                                                     -----------
                                                                      4,520,596
                                                                     -----------
  BUILDING & HEAVY CONSTRUCTION - (0.02%)
          600   Tae Young Corp. ....................................     21,735
                                                                     -----------
  BUILDING PRODUCTS - (1.24%)
       32,000   Home Depot, Inc. ...................................  1,367,680
                                                                     -----------
  BUSINESS SERVICES - (0.55%)
       10,200   D&B Corp.*..........................................    608,430
                                                                     -----------
  CHEMICALS - (2.40%)
       43,600   Sigma-Aldrich Corp. ................................  2,636,056
                                                                     -----------
  CONSUMER PRODUCTS - (0.64%)
        2,800   Amorepacific Corp. .................................    701,893
                                                                     -----------
  DISCOUNT RETAILER - (4.35%)
       33,600   Costco Wholesale Corp. .............................  1,626,576
       14,700   Kmart Holding Corp.*................................  1,451,919
      106,000   99 Cents Only Stores*...............................  1,712,960
                                                                     -----------
                                                                      4,791,455
                                                                     -----------
  DISTRIBUTORS - (4.37%)
       78,700   Aramark Corp., Class B..............................  2,086,337
       84,000   Hughes Supply, Inc. ................................  2,717,400
                                                                     -----------
                                                                      4,803,737
                                                                     -----------
  DIVERSIFIED - (5.14%)
       64,812   Groupe Bruxelles Lambert S.A. ......................  5,255,388
        6,970   Nong Shim Holdings Co., Ltd. .......................    395,227
                                                                     -----------
                                                                      5,650,615
                                                                     -----------
  DIVERSIFIED COMMERCIAL SERVICES - (1.34%)
      520,000   Rentokil Initial PLC................................  1,471,946
                                                                     -----------
  DIVERSIFIED MANUFACTURING - (3.35%)
      103,000   Tyco International Ltd. ............................  3,681,220
                                                                     -----------
  ELECTRONICS - (6.68%)
       75,300   Agilent Technologies, Inc.*.........................  1,814,730
       37,300   Applied Materials, Inc.*............................    637,830

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (CONTINUED)
DECEMBER 31, 2004


                                                                       VALUE
SHARES                              SECURITY                          (NOTE 1)
================================================================================
COMMON STOCK - (CONTINUED)

  ELECTRONICS - (CONTINUED)
       51,100   Garmin Ltd. ....................................... $  3,101,770
      211,128   Taiwan Semiconductor Manufacturing Co. Ltd., ADR...    1,792,477
                                                                    ------------
                                                                       7,346,807
                                                                    ------------
  ENERGY - (7.41%)
       68,000   Calpine Corp.*.....................................      267,920
       22,900   PetroChina Co. Ltd., ADR...........................    1,229,501
       70,500   Premcor Inc........................................    2,972,985
       58,700   Sempra Energy......................................    2,153,116
       36,100   Transocean Inc.*...................................    1,530,279
                                                                    ------------
                                                                       8,153,801
                                                                    ------------
  FINANCIAL SERVICES - (1.75%)
       49,500   JPMorgan Chase & Co. ..............................    1,930,995
                                                                    ------------
  FOOD/BEVERAGE & RESTAURANT - (5.37%)
       32,125   Heineken Holding NV, Class A.......................      967,600
          900   Lotte Chilsung Beverage Co., Ltd. .................      834,621
        1,200   Lotte Confectionery Co., Ltd. .....................      919,243
       40,200   McDonald's Corp. ..................................    1,288,812
       28,400   Unilever NV, CVA...................................    1,896,496
                                                                    ------------
                                                                       5,906,772
                                                                    ------------
  HEALTH CARE - (7.87%)
       42,100   AmerisourceBergen Corp. ...........................    2,470,428
       34,400   Cardinal Health, Inc. .............................    2,000,360
       22,380   Fisher Scientific International Inc.* .............    1,396,064
       20,000   IDEXX Laboratories, Inc.* .........................    1,090,200
       39,900   Lincare Holdings Inc.*.............................    1,701,336
                                                                    ------------
                                                                       8,658,388
                                                                    ------------
  INDUSTRIAL - (1.27%)
       26,200   Sealed Air Corp.*..................................    1,395,674
                                                                    ------------
  INFORMATION/INFORMATION PROCESSING - (2.55%)
      105,900   Reynolds & Reynolds Co., Class A...................    2,807,409
                                                                    ------------
  INSURANCE BROKERS - (2.74%)
        7,000   Brown & Brown, Inc. ...............................      304,850
       82,500   Marsh & McLennan Cos, Inc. ........................    2,714,250
                                                                    ------------
                                                                       3,019,100
  INVESTMENT FIRMS - (0.30%)
        1,100   Julius Baer Holding, Ltd. AG.......................      329,952
                                                                    ------------
  LIFE INSURANCE - (0.73%)
       20,300   AFLAC Inc. ........................................      808,752
                                                                    ------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (CONTINUED)
DECEMBER 31, 2004

                                                                       VALUE
SHARES                                SECURITY                        (NOTE 1)
================================================================================
COMMON STOCK - (CONTINUED)

  MANUFACTURING - (3.20%)
       52,430   Hunter Douglas NV................................   $  2,785,749
        8,100   Mohawk Industries, Inc.*.........................        739,125
                                                                    ------------
                                                                       3,524,874
                                                                    ------------
  MEDIA - (6.44%)
       67,800   Lagardere S.C.A. ................................      4,873,564
       40,500   WPP Group PLC, ADR...............................      2,213,730
                                                                    ------------
                                                                       7,087,294
                                                                    ------------
  PROPERTY/CASUALTY INSURANCE - (0.94%)
       13,485   Cincinnati Financial Corp. ......................        596,846
        1,200   Markel Corp.*....................................        436,800
                                                                    ------------
                                                                       1,033,646
                                                                    ------------
  REINSURANCE - (2.55%)
        9,000   Everest Re Group, Ltd. ..........................        806,040
       32,375   Transatlantic Holdings, Inc. ....................      2,001,746
                                                                    ------------
                                                                       2,807,786
                                                                    ------------
  RETAILING - (3.22%)
      100,000   Tiffany & Co. ...................................      3,197,000
       57,600   WH Smith PLC.....................................        345,404
                                                                    ------------
                                                                       3,542,404
                                                                    ------------
  TECHNOLOGY - (3.45%)
      556,164   Compal Electronics, Inc. ........................        554,590
        8,000   Lexmark International, Inc., Class A*............        680,000
       96,100   Microsoft Corp. .................................      2,566,831
                                                                    ------------
                                                                       3,801,421
                                                                    ------------
  TELECOMMUNICATIONS - (6.79%)
      441,600   Covad Communications Group, Inc.*................        945,024
       66,700   Motorola, Inc. ..................................      1,147,240
       96,000   Nokia Oyj........................................      1,510,080
      158,500   Nokia Oyj, ADR...................................      2,483,695
       23,500   SK Telecom Co., Ltd., ADR........................        522,875
       49,300   Telewest Global, Inc.*...........................        862,750
                                                                    ------------
                                                                       7,471,664
                                                                    ------------
                  Total Common Stock -
                    (identified cost $80,214,701)................    108,452,163
                                                                    ------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (CONTINUED)
DECEMBER 31, 2004
================================================================================

                                                                        VALUE
PRINCIPAL                              SECURITY                        (NOTE 1)
================================================================================
SHORT TERM INVESTMENTS - (1.59%)

  U.S. TREASURY BILLS - (0.44%)
  $   490,000   2.055%, 02/24/05 -
                  (identified cost $488,490) - (b)...............  $    488,490
                                                                   -------------
  REPURCHASE AGREEMENTS - (1.15%)
      408,000   Goldman, Sachs & Co. Joint Repurchase Agreement,
                  2.25%, 01/03/05, dated 12/31/04, repurchase value
                  of $408,077 (collateralized by: U.S. Government
                  obligations in a pooled cash account, total market
                  value $416,160)................................       408,000
      454,000   Nomura Securities International, Inc. Joint
                  Repurchase Agreement, 2.35%, 01/03/05, dated
                  12/31/04, repurchase value of $454,089
                  (collateralized by: U.S. Government obligations
                  in a pooled cash account, total market value
                  $463,080)......................................       454,000
      398,000   UBS Financial Services Inc. Joint Repurchase
                  Agreement, 2.27%, 01/03/05, dated 12/31/04,
                  repurchase value of $398,075 (collateralized by:
                  U.S. Government obligations in a pooled cash
                  account, total market value $405,960)..........       398,000
                                                                   -------------
                    Total Repurchase Agreements -
                      (identified cost $1,260,000)...............     1,260,000
                                                                   -------------
                    Total Short Term Investments -
                      (identified cost $1,748,490)...............     1,748,490
                                                                   -------------
                  Total Investments - (100.15%) -
                      (identified cost $81,963,191) - (a)........   110,200,653
                  Liabilities Less Other Assets - (0.15%)........      (160,070)
                                                                   -------------
                    Net Assets - (100%)..........................  $110,040,583
                                                                   =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $82,448,752. At December 31, 2004, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation........................  $ 29,274,943
                  Unrealized depreciation........................    (1,523,042)
                                                                   -------------
                    Net unrealized appreciation .................  $ 27,751,901
                                                                   =============

(b) A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows (see Note 8 of the Notes to Financial Statements):

Contracts                                                                             Premium
Subject to Put   Puts                 Expiration Date   Exercise Price    Value       Received
-----------------------------------------------------------------------------------------------
(48)             Kmart Holding Corp.  01/20/07          $100.00           $(97,920)   $(97,233)



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
  SELECTED DAILY GOVERNMENT FUND
DECEMBER 31, 2004

                                                                       VALUE
PRINCIPAL                                                             (NOTE 1)
================================================================================
FANNIE MAE - (30.03%)
$   800,000   2.06%, 01/12/05...................................... $    799,496
  2,000,000   2.03%, 01/26/05......................................    1,997,181
  1,000,000   1.65%, 02/08/05 (c)..................................    1,000,000
  2,000,000   1.50%, 02/14/05 (c)..................................    1,997,873
  1,300,000   7.125%, 02/15/05.....................................    1,307,417
  6,000,000   2.35%, 02/18/05 (b)..................................    6,000,058
  5,000,000   1.40%, 02/25/05......................................    5,000,000
  2,500,000   2.00%, 03/23/05......................................    2,488,750
    375,000   2.46%, 03/23/05 (b)..................................      374,902
     50,000   7.375%, 03/28/05.....................................       50,560
  3,000,000   2.265%, 04/28/05 (b).................................    2,999,855
  2,000,000   1.40%, 05/03/05......................................    2,000,000
  3,000,000   1.91625%, 07/06/05 (b)...............................    2,999,178
  3,000,000   2.25%, 07/26/05 (b)..................................    2,999,658
    750,000   2.33%, 12/09/05 (b)..................................      749,395
    750,000   2.39%, 12/19/05 (b)..................................      749,353
                                                                    ------------
                Total FANNIE MAE - (identified cost $33,513,676)...   33,513,676
                                                                    ------------
FEDERAL FARM CREDIT BANK - (2.24%)
    500,000   5.72%, 04/13/05......................................      504,659
  2,000,000   2.269%, 06/10/05 (b).................................    2,000,000
                                                                    ------------
                Total Federal Farm Credit Bank -
                  (identified cost $2,504,659).....................    2,504,659
                                                                    ------------
FEDERAL HOME LOAN BANK - (30.40%)
  2,000,000   1.958%, 01/05/05 (b).................................    1,999,999
    150,000   4.485%, 01/11/05.....................................      150,103
    500,000   2.09%, 01/19/05......................................      499,478
    500,000   2.09%, 01/21/05......................................      499,419
  5,000,000   1.45%, 03/11/05......................................    5,000,000
  1,500,000   2.405%, 03/15/05 (b).................................    1,499,746
  1,000,000   1.625%, 04/15/05.....................................      997,490
  1,000,000   2.338%, 04/25/05 (b).................................      999,983
  5,000,000   1.30%, 04/27/05......................................    5,000,000
  2,000,000   1.55%, 05/06/05......................................    2,000,000
  2,000,000   1.625%, 06/15/05.....................................    1,990,713
  5,000,000   2.328%, 07/26/05 (b).................................    4,999,432
  3,150,000   2.205%, 08/02/05 (b).................................    3,149,671
  2,055,000   1.50%, 08/19/05......................................    2,039,321
    100,000   6.05%, 09/08/05......................................      102,285
  3,000,000   2.30688%, 09/16/05 (b)...............................    2,999,192
                                                                    ------------
                Total Federal Home Loan Bank -
                  (identified cost $33,926,832)....................   33,926,832
                                                                    ------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND
DECEMBER 31, 2004

                                                                       VALUE
PRINCIPAL                                                             (NOTE 1)
================================================================================
FREDDIE MAC - (4.81%)
  $ 1,000,000   1.875%, 01/15/05....................................$    999,847
    2,000,000   2.085%, 02/01/05....................................   1,996,409
    2,000,000   3.875%, 02/15/05....................................   2,004,468
      100,000   4.25%, 04/11/05.....................................     100,453
      250,000   1.50%, 07/29/05.....................................     248,159
       25,000   2.01%, 01/27/06.....................................      24,715
                                                                    ------------
                  Total FREDDIE MAC - (identified cost $5,374,051)..   5,374,051
                                                                    ------------
REPURCHASE AGREEMENTS - (32.40%)
   11,716,000   Goldman, Sachs & Co. Joint Repurchase Agreement,
                  2.25%, 01/03/05, dated 12/31/04, repurchase
                  value of $11,718,197 (collateralized by:
                  U.S. Government obligations in a pooled cash
                  account, total market value $11,950,320)..........  11,716,000
   13,018,000   Nomura Securities International, Inc. Joint
                  Repurchase Agreement, 2.35%, 01/03/05, dated
                  12/31/04, repurchase value of $13,020,549
                  (collateralized by: U.S. Government obligations
                  in a pooled cash account, total market value
                  $13,278,360)......................................  13,018,000
   11,423,000   UBS Financial Services Inc. Joint Repurchase
                  Agreement, 2.27%, 01/03/05, dated 12/31/04,
                  repurchase value of $11,425,161 (collateralized
                  by: U.S. Government obligations in a pooled cash
                  account, total market value $11,651,460)..........  11,423,000
                                                                    ------------

                Total Repurchase Agreements -
                  (identified cost $36,157,000).....................  36,157,000
                                                                    ------------

                  Total Investments - (99.88%) -
                    (identified cost $111,476,218) - (a)............ 111,476,218
                  Other Assets Less Liabilities - (0.12%)...........     130,317
                                                                    ------------
                    Net Assets - (100%).............................$111,606,535
                                                                    ============

(a) Aggregate cost for Federal Income Tax purposes is $111,476,218.

(b) The interest rates on floating rate securities, shown as of December 31, 2004, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) The interest rates on variable rate securities represent the current rate as of December 31, 2004.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
At December 31, 2004

================================================================================

                                                                  SELECTED             SELECTED              DAILY
                                                                  AMERICAN              SPECIAL           GOVERNMENT
                                                                   SHARES               SHARES               FUND
                                                              ---------------       --------------      --------------
ASSETS:
  Investments in securities, at value *
    (see accompanying Schedules of Investments):
    Unaffiliated companies.................................   $ 7,189,928,876       $  110,200,653      $  111,476,218
    Affiliated companies...................................       140,719,401                -                   -
    Collateral of securities loaned (Note 7)...............        30,759,892                -                   -
  Cash.....................................................           166,493                2,643               3,372
  Receivables:
    Dividends and interest.................................        10,834,488               75,520             248,434
    Capital stock sold.....................................        15,113,394               18,792              66,731
    Prepaid expenses.......................................            61,614                3,453               4,901
                                                              ---------------       --------------      --------------
      Total assets.........................................     7,387,584,158          110,301,061         111,799,656
                                                              ---------------       --------------      --------------
LIABILITIES:
   Return of collateral loaned (Note 7)....................        30,759,892                -                   -
   Payables:
     Capital stock reacquired..............................         9,955,149               38,090              44,432
   Accrued expenses........................................         2,419,306               59,455              39,724
   Accrued management fees.................................         3,474,411               65,013              29,318
   Options written, at value (premiums received $97,233)
     (see accompanying Schedule of Investments)............             -                   97,920               -
   Distributions payable...................................             -                     -                 79,647
                                                              ---------------       --------------      --------------
        Total liabilities..................................        46,608,758              260,478             193,121
                                                              ---------------       --------------      --------------
NET ASSETS ................................................   $ 7,340,975,400       $  110,040,583      $  111,606,535
                                                              ===============       ==============      ==============


NET ASSETS CONSIST OF:
   Par value of shares of capital stock....................   $   248,874,001       $    2,212,637      $   11,160,654
   Additional paid-in capital..............................     5,262,828,003           80,060,765         100,445,881
   Overdistributed net investment income...................        (2,946,989)             (26,300)              -
   Accumulated net realized losses from investments
     and foreign currency transactions.....................      (563,510,381)            (444,001)              -
   Net unrealized appreciation on
     investments and foreign currency transactions.........     2,395,730,766           28,237,482               -
                                                              ---------------       --------------      --------------
                                                              $ 7,340,975,400       $  110,040,583      $  111,606,535
                                                              ===============       ==============      ==============


* Including cost for Unaffiliated companies, Affiliated companies, and Collateral of securities loaned of $4,906,293,583, $28,628,179, and $30,759,892 respectively for Selected American Shares; and securities valued at $29,728,225 were on loan from Selected American Shares, and Collateral received for securities on loan is valued at $30,759,892. Including cost of $81,963,191 for Selected Special Shares. Including repurchase agreements and cost of $36,157,000 and $111,476,218, respectively for Selected Daily Government Fund.

SELECTED FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
At December 31, 2004
================================================================================

                                                                SELECTED             SELECTED             DAILY
                                                                AMERICAN             SPECIAL            GOVERNMENT
                                                                 SHARES               SHARES               FUND
                                                             ---------------       --------------     --------------
CLASS S SHARES:
  Net Assets.............................................    $ 6,659,830,282       $   90,535,595     $  106,643,435
  Shares Outstanding.....................................        180,617,523            7,280,337        106,643,435
  Net asset value, offering and redemption price
    per share (Net Assets divided by Shares Outstanding).        $     36.87           $    12.44         $     1.00
                                                                 ===========           ==========         ==========

CLASS D SHARES:
     Net Assets............................................. $   681,145,118       $   19,504,988     $    4,963,100
     Shares Outstanding.....................................      18,481,678            1,570,209          4,963,100
     Net asset value, offering and redemption price
       per share (Net Assets divided by Shares Outstanding).     $     36.86           $    12.42         $     1.00
                                                                 ===========           ==========         ==========




SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF OPERATIONS
For the year ended December 31, 2004

================================================================================

                                                                  SELECTED            SELECTED              DAILY
                                                                  AMERICAN             SPECIAL           GOVERNMENT
                                                                   SHARES              SHARES               FUND
                                                               --------------      --------------      --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends
    Unaffiliated companies*...............................     $  104,369,164      $    1,537,743      $        -
    Affiliated companies..................................          3,117,042              -                    -
  Interest................................................          2,980,651              26,074           1,576,133
  Security lending fees...................................            339,361              -                    -
                                                               --------------      --------------      --------------
      Total income........................................        110,806,218           1,563,817           1,576,133
                                                               --------------      --------------      --------------
Expenses:
  Management fees (Note 2)................................         36,126,515             690,416             336,876
  Custodian fees..........................................          1,123,448              45,320              19,302
  Transfer agent fees
    Class S...............................................          5,120,319              99,652              35,364
    Class D...............................................             96,640               7,009               2,799
  Audit fees..............................................             45,600              14,400              12,000
  Legal fees..............................................             90,432               6,186               5,427
  Reports to shareholders.................................            666,085               9,013               7,458
  Directors' fees and expenses............................            403,633               6,302              10,270
  Registration and filing fees............................             77,107              40,896              45,142
  Miscellaneous...........................................             67,769               7,099               3,101
  Payments under distribution plan - Class S (Note 3).....         15,768,451             229,881             274,547
                                                               --------------      --------------      --------------
      Total expenses......................................         59,585,999           1,156,174             752,286
      Expenses paid indirectly (Note 6)...................            (43,326)                (68)                (15)
                                                               --------------      --------------      --------------
      Net expenses........................................         59,542,673           1,156,106             752,271
                                                               --------------      --------------      --------------
      Net investment income...............................         51,263,545             407,711             823,862
                                                               --------------      --------------      --------------
REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from:
     Investment transactions................................      (46,701,415)          4,741,318               -
     Foreign currency transactions..........................         (130,018)            (12,424)              -
   Net increase in unrealized appreciation
      of investments during the period......................      764,724,720           5,967,301               -
                                                               --------------      --------------      --------------
   Net realized and unrealized gain on investments
     and foreign currency...................................      717,893,287          10,696,195               -
                                                               --------------      --------------      --------------
     Net increase in net assets resulting from operations...   $  769,156,832      $   11,103,906      $      823,862
                                                               ==============      ==============      ==============

   * Net of foreign taxes withheld as follows...............   $    3,003,268      $       89,669               -



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2004

================================================================================

                                                                     SELECTED              SELECTED             DAILY
                                                                     AMERICAN               SPECIAL          GOVERNMENT
                                                                      SHARES                SHARES              FUND
                                                                 ---------------        --------------     --------------
OPERATIONS:
    Net investment income...................................     $    51,263,545        $      407,711     $      823,862
    Net realized gain (loss) from investments and foreign
      currency transactions.................................         (46,831,433)            4,728,894             -
    Net increase in unrealized appreciation
      of investments........................................         764,724,720             5,967,301             -
                                                                 ---------------        --------------     --------------
    Net increase in net assets resulting from operations....         769,156,832            11,103,906            823,862

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income
      Class S...............................................         (46,865,527)             (297,243)          (793,973)
      Class D...............................................          (5,914,843)             (100,305)           (29,889)
    Realized gains from investment transactions
      Class S...............................................             -                  (3,731,939)            -
      Class D...............................................             -                    (745,595)            -
    Return of capital
      Class S...............................................          (1,832,879)              -                   -
      Class D...............................................            (231,325)              -                   -

CAPITAL SHARE TRANSACTIONS:
    Net increase (decrease) in net assets resulting from
    Capital share transactions (Note 5)
      Class S...............................................          12,354,275           (10,581,291)        (6,209,091)
      Class D...............................................         636,424,037            18,739,902          4,963,100
                                                                 ---------------        --------------     --------------

Total increase (decrease) in net assets.....................       1,363,090,570            14,387,435         (1,245,991)

NET ASSETS:
    Beginning of year.......................................       5,977,884,830            95,653,148        112,852,526
                                                                ----------------       ---------------     --------------
    End of year*............................................    $  7,340,975,400       $   110,040,583     $  111,606,535
                                                                ================       ===============     ==============

      *Including overdistributed net investment income of...    $     (2,946,989)      $       (26,300)            -


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2003

                                                                      SELECTED            SELECTED             DAILY
                                                                      AMERICAN             SPECIAL          GOVERNMENT
                                                                       SHARES              SHARES              FUND
                                                                  ---------------      --------------     --------------
OPERATIONS:
    Net investment income (loss)............................      $    38,972,047      $     (283,799)    $      626,278
    Net realized gain (loss) from investments, foreign
      currency transactions and payments by affiliates......         (139,108,059)          4,736,622              -
    Net increase in unrealized appreciation
      of investments........................................        1,469,948,314          21,631,485              -
                                                                  ---------------      --------------     --------------
    Net increase in net assets resulting from operations....        1,369,812,302          26,084,308            626,278

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income...................................          (35,901,174)              -               (626,278)
    Realized gains from investment transactions.............                -              (3,656,693)             -
    Return of capital.......................................           (2,024,047)              -                  -


CAPITAL SHARE TRANSACTIONS
    (NOTE 5)................................................          300,352,365          13,463,555         (3,333,974)
                                                                  ---------------      --------------     --------------

Total increase (decrease) in net assets.....................        1,632,239,446          35,891,170         (3,333,974)

NET ASSETS:
    Beginning of year.......................................        4,345,645,384          59,761,978        116,186,500
                                                                  ---------------      --------------     --------------
    End of year*............................................      $ 5,977,884,830      $   95,653,148     $  112,852,526
                                                                  ===============      ==============     ==============

      *Including overdistributed net investment income of...      $    (1,300,146)     $      (24,039)             -



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Selected Funds (the Funds) consist of Selected American Shares, Inc., (American Shares, Inc.), Selected Special Shares, Inc., (Special Shares, Inc.), and the Selected Capital Preservation Trust (the Trust). The Trust consists of the Daily Government Fund. Selected U.S. Government Income Fund, previously a series of the Trust, liquidated its assets on March 16, 2004. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

     American Shares, Inc. and Special Shares, Inc. are diversified, professionally managed stock-oriented funds.

     Selected Daily Government Fund (Daily Government) seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

     An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Daily Government seeks to maintain a net asset value of $1.00 per share.

     Effective May 3, 2004, the existing shares of the Funds were renamed Class S shares and a new class of shares, Class D shares, commenced operations. The Class S shares and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES - Securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors/Trustees. Daily Government uses the amortized cost method of valuing investment securities, which represents fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2004, American Shares, Inc. had post October 2004 losses of approximately $21,992,000 available to offset future capital gains, if any, which expire in 2013. At December 31, 2004, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

                                             AMERICAN
                                           SHARES, INC.
                                           ------------
                   EXPIRING
                   --------
                   12/31/2009            $    67,867,000
                   12/31/2010                296,227,000
                   12/31/2011                109,428,000
                   12/31/2012                 63,796,000
                                         ---------------
                   TOTAL                 $   537,318,000


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)


G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's/Trustee's account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2004, for Selected American Shares, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $1,934,186, a decrease in accumulated net realized loss of $130,018, and a decrease in paid in capital of $2,064,204; for Selected Special Shares, amounts have been reclassified to reflect an increase in undistributed net investment loss of $12,424 and a corresponding decrease in accumulated net realized loss of $12,424.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - (CONTINUED)

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

                                    Ordinary      Long-Term      Return of
                                     Income      Capital Gain     Capital           Total
                                     ------      ------------     -------           -----
Selected American Shares
  2004........................    $ 52,780,370    $    -        $ 2,064,204    $  54,844,574
  2003........................      35,901,174         -          2,024,047       37,925,221

Selected Special Shares
  2004........................       1,271,257      3,603,825         -            4,875,082
  2003........................       1,898,668      1,758,025         -            3,656,693

Selected Daily Government Fund
  2004........................         823,862         -              -              823,862
  2003........................         626,278         -              -              626,278


As of December 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                       SELECTED           SELECTED
                                                       AMERICAN           SPECIAL
                                                        SHARES            SHARES
                                                        ------            ------
Undistributed net investment income.............  $       -          $        -
Accumulated net realized losses from
  investments and foreign currency
  transactions..................................     (559,309,964)            -
Undistributed long term capital gain............          -                 41,559
Net unrealized appreciation (depreciation)
  on investments................................    2,390,063,505        27,751,922
                                                  ---------------    --------------

     Total......................................  $ 1,830,753,541    $   27,793,481
                                                  ===============    ==============

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004

================================================================================

NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the "Adviser"), the Fund's investment adviser. Until May 3, 2004 the rate for American Shares, Inc. was 0.65% on the first $500 million of average net assets, 0.60% of the average net assets on the next $500 million, 0.55% of the average net assets on the next $2 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion and 0.50% of the average net assets in excess of $7 billion. Effective May 3, 2004, the Advisory fee was changed from 0.50% of the average net assets in excess of $7 billion to 0.50% of the average net assets on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The rate for Special Shares, Inc. is 0.70% on the first $50 million of average net assets, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the year ended December 31, 2004, approximated 0.55% and 0.69% of average net assets for American Shares, Inc. and Special Shares, Inc., respectively. The rate for the Daily Government Fund is 0.30% of average net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2004 was $192,876, $11,435, and $3,504 for American Shares, Inc., Special Shares, Inc., and Daily Government, respectively. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - DISTRIBUTION

     For services under the distribution agreement, the Funds' Class S shares pay a fee of 0.25% of average daily net assets. For the year ended December 31, 2004, American Shares, Inc., Special Shares, Inc., and Daily Government incurred distribution services fees totaling $15,768,451, $229,881, and $274,547, respectively.

     There are no distribution service fees for the Funds' Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2004 were as follows:


                                         AMERICAN              SPECIAL
                                       SHARES, INC.          SHARES, INC.
                                       ------------          ------------
     Cost of purchases............  $     970,919,639      $     33,031,448
     Proceeds of sales............  $     178,298,592      $     29,697,956

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004

================================================================================

NOTE 5 - CAPITAL STOCK

At December 31, 2004, there were 300 million shares of capital stock of American Shares, Inc. ($1.25 par value per share) authorized. At December 31, 2004, there were 50 million shares of capital stock of Special Shares, Inc. ($0.25 par value per share) authorized. At December 31, 2004, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:


CLASS S
                                                                            YEAR ENDED
                                                                          DECEMBER 31, 2004
                                                       ----------------------------------------------------
                                                           AMERICAN           SPECIAL
                                                            SHARES             SHARES            DAILY
                                                             INC.               INC.           GOVERNMENT
                                                       --------------     --------------     --------------
Shares sold........................................        41,612,398          1,251,817          7,244,394
Shares issued in reinvestment of distributions.....         1,266,365            320,624            748,379
                                                       --------------     --------------     --------------
                                                           42,878,763          1,572,441          7,992,773
Shares redeemed/transferred out....................       (42,465,137)        (2,466,385)       (14,201,864)
                                                       --------------     --------------     --------------
    Net increase (decrease)........................           413,626           (893,944)        (6,209,091)
                                                       ==============     ==============     ==============

Proceeds from shares sold..........................    $1,433,572,159     $   14,996,979     $    7,244,394
Proceeds from shares issued in
  reinvestment of distributions....................        45,994,205          3,879,551            748,379
                                                       --------------     --------------     --------------
                                                        1,479,566,364         18,876,530          7,992,773
Cost of shares redeemed/transferred out............    (1,467,212,089)       (29,457,821)       (14,201,864)
                                                       --------------     --------------     --------------
    Net increase (decrease)........................    $   12,354,275     $  (10,581,291)    $   (6,209,091)
                                                       ==============     ==============     ==============

                                                                             YEAR ENDED
                                                                           DECEMBER 31, 2003
                                                        ----------------------------------------------------
                                                            AMERICAN            SPECIAL
                                                             SHARES             SHARES            DAILY
                                                              INC.               INC.           GOVERNMENT
                                                        --------------     --------------     --------------
Shares sold........................................         34,874,537          2,003,231         10,583,488
Shares issued in reinvestment of distributions.....          1,117,524            298,010            640,691
                                                        --------------     --------------     --------------
                                                            35,992,061          2,301,241         11,224,179
Shares redeemed....................................        (26,149,475)        (1,067,330)       (14,558,153)
                                                        --------------     --------------     --------------
    Net increase (decrease)........................          9,842,586          1,233,911         (3,333,974)
                                                        ==============     ==============     ==============

Proceeds from shares sold..........................     $  985,458,597     $   20,328,439     $   10,583,488
Proceeds from shares issued in
  reinvestment of distributions....................         35,661,013          3,439,034            640,691
                                                        --------------     --------------     --------------
                                                         1,021,119,610         23,767,473         11,224,179
Cost of shares redeemed............................       (720,767,245)       (10,303,918)       (14,558,153)
                                                        --------------     --------------     --------------
    Net increase (decrease)........................     $  300,352,365     $   13,463,555     $   (3,333,974)
                                                        ==============     ==============     ==============

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004

================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)

CLASS D                                                                       MAY 3, 2004
                                                                        (INCEPTION OF OFFERING)
                                                                       THROUGH DECEMBER 31, 2004
                                                         ----------------------------------------------------
                                                             AMERICAN            SPECIAL
                                                              SHARES             SHARES              DAILY
                                                               INC.               INC.            GOVERNMENT
                                                         --------------     --------------     --------------
Shares sold/transferred in...........................        18,753,501          1,555,774          6,333,859
Shares issued in reinvestment of distributions.......           155,056             64,217             26,236
                                                         --------------     --------------     --------------
                                                             18,908,557          1,619,991          6,360,095
Shares redeemed......................................          (426,879)           (49,782)        (1,396,995)
                                                         --------------     --------------     --------------
  Net increase.......................................        18,481,678          1,570,209          4,963,100
                                                         ==============     ==============     ==============

Proceeds from shares sold/transferred in.............    $  645,807,961     $   18,546,678     $    6,333,859
Proceeds from shares issued in reinvestment
  of distributions...................................         5,626,979            775,744             26,236
                                                         --------------     --------------     --------------
                                                            651,434,940         19,322,422          6,360,095
Cost of shares redeemed..............................       (15,010,903)          (582,520)        (1,396,995)
                                                         --------------     --------------     --------------
  Net increase.......................................    $  636,424,037     $   18,739,902     $    4,963,100
                                                         ==============     ==============     ==============

NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, each Fund's custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the year ended December 31, 2004, such reductions amounted to $1,638, $68, and $15 for American Shares, Inc., Special Shares, Inc., and Daily Government, respectively.

    American Shares, Inc. has entered into agreements with certain brokers whereby the Fund's operating expenses are reduced by a portion of the commissions paid to such brokers. Portfolio transactions are allocated to these brokers only when the Fund's traders make a good faith determination that such brokers can achieve best execution, not withstanding the operating expense reductions. During the year ended December 31, 2004, the reduction amounted to $41,688.

NOTE 7 - SECURITIES LOANED

     American Shares, Inc. (the "Fund") has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $29,728,225; cash of $30,759,892 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - OPTION ACTIVITY

     Each Fund may purchase or sell options (including "put options") to pursue its investment objective or for hedging purposes. When selling a put option, the purchaser receives the right to sell, and the writer (the Fund) the obligation to buy, the underlying investment at the exercise price during the option period.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004

================================================================================

NOTE 8 - OPTION ACTIVITY - (CONTINUED)

     When writing a put option on a security, to secure its obligation to pay for the underlying security, each Fund will deposit, in escrow, liquid assets with a value equal to or greater than the exercise price of the underlying securities. Each Fund therefore foregoes the opportunity of investing the segregated assets. The premium each Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, each Fund also assumes the obligation, during the option period, to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. See the Statement of Additional Information for more information concerning the Funds' use of options.

     Options are valued daily based upon the Funds' valuation procedures (Note
1) and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are reported in the Statement of Operations.

Written put option activity for the year ended December 31, 2004 was as follows:

                                                       SELECTED SPECIAL SHARES
                                                      ------------------------
                                                      Number of      Amount of
                                                      Contracts      Premiums
                                                      ---------      --------
 Options outstanding as of December 31, 2003........       -             -
     Options written................................       48       $  97,233
     Options closed or expired......................       -             -
     Options exercised..............................       -             -
                                                      ---------     ---------
 Options outstanding as of December 31, 2004........       48       $  97,233
                                                      =========     =========

NOTE 9 - BANK BORROWINGS

     Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the year ended December 31, 2004.

NOTE 10 - PAYMENTS BY AFFILIATES

     Davis Selected Advisers, L.P. reimbursed each fund for commissions paid to certain broker dealers which received brokerage which was directed for sale of fund shares from January 1, 2000 to July 31, 2003. The amount paid to Selected American Shares, Inc. in 2003 was $119,713.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2004

================================================================================

NOTE 11 - LITIGATION MATTERS

     On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. including the Selected Funds. The plaintiffs claim that Davis Selected Advisers L.P. and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits have been consolidated into a single action. Davis Selected Advisers L.P. believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Funds do not expect this lawsuit to have a material adverse effect on the assets or results of the Funds.

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED AMERICAN SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S
                                                                 YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------------
                                            2004             2003          2002          2001            2000
                                            ----             ----          ----          ----            ----
Net Asset Value, Beginning of Period....   $ 33.17          $ 25.51      $  30.99       $ 35.33        $  35.80
                                           -------          -------      --------       -------        --------
Income (Loss) From Investment Operations
 Net Investment Income..................       .26              .22           .17           .14             .15
 Net Realized and Unrealized
    Gains (Losses)......................      3.71             7.65         (5.45)        (4.10)           2.98
                                           -------          -------      --------       -------        --------
    Total From Investment Operations....      3.97             7.87         (5.28)        (3.96)           3.13

Dividends and  Distributions
 Dividends from Net Investment Income...      (.26)            (.20)         (.17)         (.14)           (.14)
 Distributions from Realized Gains......      -                -             -             (.24)          (3.46)
 Dividends in Excess of Net
    Investment Income...................      -                -             -             -(4)            -
  Return of Capital.....................      (.01)            (.01)         (.03)         -               -
                                           -------          -------      --------       -------        --------
    Total Dividends and Distributions...      (.27)            (.21)         (.20)         (.38)          (3.60)
                                           -------          -------      --------       -------        --------
Net Asset Value, End of Period..........   $ 36.87          $ 33.17      $  25.51       $ 30.99        $  35.33
                                           =======          =======      ========       =======        ========

Total Return(1).........................    11.97%           30.90%      (17.06)%      (11.17)%           9.33%

Ratios/Supplemental Data
 Net Assets, End of Period
    (000,000 omitted)...................    $6,660           $5,978        $4,346        $5,565          $5,707
 Ratio of Expenses to Average Net Assets      .92%           .94%(3)       .94%(3)       .94%(3)            .92%
 Ratio of Net Investment Income to
    Average Net Assets..................      .76%             .80%          .61%          .45%            .52%
 Portfolio Turnover Rate(2).............        3%               8%           19%           20%             22%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was .93% for 2003, 2002, and 2001.

(4)  Less than $0.005 per share.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED AMERICAN SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D
                                             MAY 3, 2004
                                            (INCEPTION OF
                                           CLASS) THROUGH
                                          DECEMBER 31, 2004
                                          -----------------
Net Asset Value, Beginning of Period....       $ 34.12
                                               -------

Income From Investment Operations
 Net Investment Income..................           .18
 Net Realized and Unrealized Gains......          2.91
                                               -------
    Total From Investment Operations....          3.09
                                               -------
Dividends and  Distributions
 Dividends from Net Investment Income...          (.34)
  Return of Capital.....................          (.01)
                                               -------
    Total Dividends and Distributions...          (.35)
                                               -------
Net Asset Value, End of Period..........       $ 36.86
                                               =======

Total Return(1)...........................       9.08%

Ratios/Supplemental Data
 Net Assets, End of Period
    (000,000 omitted)...................          $681
 Ratio of Expenses to Average Net Assets          .65%*
 Ratio of Net Investment Income to
    Average Net Assets..................         1.10%*
 Portfolio Turnover Rate(2).............            3%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED SPECIAL SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S
                                                                       YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                  2004           2003           2002          2001          2000
                                                  ----           ----           ----          ----          ----
Net Asset Value, Beginning of Period.......      $ 11.70        $  8.61       $ 10.50       $ 13.68       $ 16.17
                                                 -------        -------       -------       -------       -------
Income (Loss) From Investment Operations
  Net Investment Income (Loss).............          .05           (.04)         (.04)         (.02)         -
  Net Realized and Unrealized
    Gains (Losses).........................         1.26           3.60         (1.81)        (1.95)         (.25)
                                                 -------        -------       -------       -------       -------
    Total From Investment Operations.......         1.31           3.56         (1.85)        (1.97)         (.25)

Dividends and Distributions
 Dividends from Net Investment Income......         (.04)          -             -             -             -
 Distributions from Realized Gains.........         (.53)          (.47)         (.04)        (1.21)        (2.24)
                                                 -------        -------       -------       -------       -------
    Total Dividends and Distributions......         (.57)          (.47)         (.04)        (1.21)        (2.24)
                                                 -------        -------       -------       -------       -------

Net Asset Value, End of Period.............      $ 12.44        $ 11.70       $  8.61       $ 10.50       $ 13.68
                                                 =======        =======       =======       =======       =======

Total Return(1)............................       11.34%         41.40%      (17.62)%      (14.41)%       (1.10)%

  Net Assets, End of Period (000 omitted)..      $90,536        $95,653       $59,762       $73,092       $95,222
  Ratio of Expenses to Average Net Assets..        1.17%          1.21%      1.17%(3)      1.15%(3)         1.15%
  Ratio of Net Investment Income (Loss) to
    Average Net Assets.....................         .37%         (.39)%        (.46)%        (.20)%        (.25)%
  Portfolio Turnover Rate(2)...............          30%            46%           46%          117%           35%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for 2002 and 2001 would have been 1.21% and 1.18%, respectively.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED SPECIAL SHARES, INC.

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D
                                              MAY 3, 2004
                                             (INCEPTION OF
                                            CLASS) THROUGH
                                           DECEMBER 31, 2004
                                           -----------------
Net Asset Value, Beginning of Period.......     $ 11.97
                                                -------
Income From Investment Operations
  Net Investment Income....................         .05
  Net Realized and Unrealized Gains........        1.00
                                                -------
    Total From Investment Operations.......        1.05
                                                -------
Dividends and Distributions
 Dividends from Net Investment Income......        (.07)
 Distributions from Realized Gains.........        (.53)
                                                -------
    Total Dividends and Distributions......        (.60)
                                                -------

Net Asset Value, End of Period.............     $ 12.42
                                                =======

Total Return(1)............................       8.91%
  Net Assets, End of Period (000 omitted)..     $19,505
  Ratio of Expenses to Average Net Assets..       .91%*
  Ratio of Net Investment Income to
    Average Net Assets.....................       .86%*
  Portfolio Turnover Rate(2)...............         30%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DAILY GOVERNMENT FUND

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S
                                                                   YEAR ENDED DECEMBER 31,
                                               ------------------------------------------------------------------
                                                2004            2003          2002          2001           2000
                                                ----            ----          ----          ----           ----
Net Asset Value, Beginning of Period........   $ 1.000         $ 1.000       $ 1.000       $ 1.000        $ 1.000
                                               -------         -------       -------       -------        -------
Income From Investment Operations
  Net Investment Income.....................      .007            .005          .013          .037           .056

Dividends and Distributions
  Dividends from Net Investment Income......     (.007)          (.005)        (.013)        (.037)         (.056)
                                               -------         -------       -------       -------        -------

Net Asset Value, End of Period..............   $ 1.000         $ 1.000       $ 1.000       $ 1.000        $ 1.000
                                               =======         =======       =======       =======        =======

Total Return(1).............................     0.73%           0.54%         1.32%         3.73%          5.80%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)     $106,643        $112,853      $116,187      $112,380       $130,126
  Ratio of Expenses to Average Net Assets         .68%            .67%          .67%          .66%           .67%
  Ratio of Net Investment Income
    to Average Net Assets...................      .72%            .54%         1.30%         3.73%          5.68%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.



SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DAILY GOVERNMENT FUND

================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D
                                             MAY 3, 2004
                                            (INCEPTION OF
                                           CLASS) THROUGH
                                          DECEMBER 31, 2004
                                          -----------------
Net Asset Value, Beginning of Period....       $ 1.000
                                               -------

Income From Investment Operations
 Net Investment Income..................          .007

Dividends and Distributions
 Dividends from Net Investment Income...         (.007)
                                               -------

Net Asset Value, End of Period..........       $ 1.000
                                               =======

Total Return(1).........................         0.74%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)       $4,963
  Ratio of Expenses to Average Net Assets        .44%*
  Ratio of Net Investment Income
    to Average Net Assets...............        1.21%*

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

*    Annualized




SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Shareholders and Board of Directors/Trustees of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust:

     We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc., Selected Special Shares, Inc., and Daily Government Fund (a series of Selected Capital Preservation Trust), including the schedules of investments, as of December 31, 2004 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected Special Shares, Inc., and Daily Government Fund as of December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP

Denver, Colorado
February 4, 2005

SELECTED FUNDS
For the Year Ended December 31, 2004 (Unaudited)

================================================================================

FEDERAL INCOME TAX INFORMATION

     In early 2005, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2004. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

     The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2004 with their 2004 Form 1099-DIV.

     SELECTED AMERICAN SHARES, INC.

     Income dividends paid by the Fund during the calendar year ended 2004 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $52,780,370 as qualified dividend income.

     SELECTED SPECIAL SHARES, INC.

     During the calendar year ended 2004, the Fund declared and paid long-term capital gain distributions in the amount of $3,603,825.

     Dividends paid by the Fund during the calendar year ended 2004, which are not designated as capital gain distributions, should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2004 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $1,271,257 as qualified dividend income.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Funds has adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge upon request by calling 1-800-243-1575 or on the Funds' website at www.selectedfunds.com or on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until the age of 75, or until his or her resignation, death or removal.

                                                                                 NUMBER OF
                                   TERM OF                                       PORTFOLIOS IN   OTHER
                   POSITION(S)     OFFICE AND                                    FUND COMPLEX    DIRECTORSHIPS
                   HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)          OVERSEEN BY     HELD BY
NAME AND AGE       FUND            TIME SERVED  DURING PAST FIVE YEARS           DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WILLIAM P. BARR    Director        director     Executive Vice President and           3         None
(born 5/23/50)                     since 1994   General Counsel, Verizon
                                                (formerly GTE Corporation
                                                before it merged with Bell
                                                Atlantic) since July 1994;
                                                Attorney General of the United
                                                States from August 1991 to
                                                January 1993; Deputy Attorney
                                                General from May 1990 to
                                                August 1991; Assistant
                                                Attorney General from April
                                                1989 to May 1990; Partner with
                                                the law firm of Shaw, Pittman,
                                                Potts & Trowbridge from 1984
                                                to April 1989 and January 1993
                                                to August 1994.

FLOYD A. BROWN     Director        director     Retired staff announcer and            3         None
(born 11/5/30)                     since 1975   program host for WGN Radio and
                                                Television, Chicago, Illinois;
                                                sole proprietor of The Floyd
                                                Brown Co., Elgin, Illinois
                                                (advertising, media production
                                                and mass media marketing).

JEROME E. HASS     Director        director     Professor of Finance and               3         None
(born 6/1/40)                      since 1997   Business Strategy, Johnson
                                                Graduate School of Management,
                                                Cornell University;
                                                Consultant, National Economic
                                                Research Associates; former
                                                Chief of Division of Economic
                                                Research of the Federal Power
                                                Commission and Special
                                                Assistant to James R.
                                                Schlesinger at the Executive
                                                Office of the President of the
                                                United States.

KATHERINE L.       Director        director     Vice President, International          3         None
MACWILLIAMS                        since 1997   Finance, Coors Brewing
(born 1/19/56)                                  Company; former Treasurer,
                                                Coors Brewing Company and Adolph
                                                Coors Company; former Vice
                                                President of Capital Markets for
                                                UBS Securities in New York;
                                                former member of the Board of
                                                International Swaps and
                                                Derivatives Association, Inc.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN   OTHER
                    POSITION(S)     OFFICE AND                                    FUND COMPLEX    DIRECTORSHIPS
                    HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)          OVERSEEN BY     HELD BY
NAME AND AGE        FUND            TIME SERVED  DURING PAST FIVE YEARS           DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

JAMES J. MCMONAGLE  Director/       director     Chairman of the Selected Funds         3         None
(born 10/1/44)      Chairman        since 1990   Board of Directors; Of Counsel
                                                 to Vorys, Sater, Seymour and
                                                 Pease LLP (law firm); Formerly
                                                 Senior Vice President and
                                                 General Counsel of University
                                                 Hospitals Health System, Inc.
                                                 and University Hospitals of
                                                 Cleveland from 1990 to 2002;
                                                 Judge of the Court of Common
                                                 Pleas, Cuyahoga County, Ohio,
                                                 from 1976 to 1990.

RICHARD O'BRIEN     Director        director     Retired Corporate Economist            3         Director and past
(born 9/12/45)                      since 1996   for Hewlett-Packard Company;                     President, Silicon
                                                 former Chairman of the                           Valley Roundtable;
                                                 Economic Advisory Council of                     former Director,
                                                 the California Chamber of                        National
                                                 Commerce.                                        Association of
                                                                                                  Business
                                                                                                  Economists,
                                                                                                  Director, Family
                                                                                                  Services Agency of
                                                                                                  San Francisco.

MARSHA WILLIAMS     Director        director     Executive Vice President and           15        Director of the
(born 3/28/51)                      since 1996   Chief Financial Officer of                       Davis Funds
                                                 Equity Office Properties Trust                   (consisting of 12
                                                 (a real estate investment                        portfolios);
                                                 trust); former Chief                             Director, Modine
                                                 Administrative Officer of                        Manufacturing,
                                                 Crate & Barrel (home                             Inc.(heat transfer
                                                 furnishings retailer); former                    technology);
                                                 Vice President and Treasurer,                    Director, Chicago
                                                 Amoco Corporation (oil & gas                     Bridge & Iron
                                                 company).                                        Company, N.V.
                                                                                                  (industrial
                                                                                                  construction and
                                                                                                  engineering)
INSIDE DIRECTORS*

ANDREW A. DAVIS     Director        director     President or Vice President of         15        Director of the Davis
(born 6/25/63)                      since 1998   each Selected Fund and Davis                     Funds (consisting of
                                                 Fund; President, Davis                           12 portfolios).
                                                 Selected Advisers, L.P., and
                                                 also serves as an executive
                                                 officer in certain companies
                                                 affiliated with the Adviser.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN   OTHER
                    POSITION(S)     OFFICE AND                                    FUND COMPLEX    DIRECTORSHIPS
                    HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)          OVERSEEN BY     HELD BY
NAME AND AGE        FUND            TIME SERVED  DURING PAST FIVE YEARS           DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS* - CONTINUED

CHRISTOPHER C.      Director        director     Chief Executive Officer,               15        Director of the
DAVIS                               since 1998   President or Vice President of                   Davis Funds
(born 7/13/65)                                   each Selected Fund and Davis                     (consisting of 12
                                                 Fund; Chairman and Chief                         portfolios).
                                                 Executive Officer, Davis
                                                 Selected Advisers, L.P., and
                                                 also serves as an executive
                                                 officer in certain companies
                                                 affiliated with the Adviser,
                                                 including sole member of the
                                                 Adviser's general partner,
                                                 Davis Investments, LLC;
                                                 Employee of Shelby Cullom
                                                 Davis & Co., a registered
                                                 broker/dealer.

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                                    SELECTED
                                      FUNDS
                  2949 East Elvira Road, Tucson, Arizona 85706

================================================================================

   DIRECTORS                  OFFICERS
   William P. Barr            James J. McMonagle
   Floyd A. Brown                Chairman
   Andrew A. Davis            Christopher C. Davis
   Christopher C. Davis          President
   Jerome Hass                Andrew A. Davis
   James J. McMonagle            Vice President
   Katherine L. MacWilliams   Kenneth C. Eich
   Richard O'Brien               Executive Vice President &
   Marsha Williams               Principal Executive Officer
                              Sharra L. Reed
                                 Vice President & Chief Compliance Officer
                              Douglas A. Haines
                                 Vice President & Principal Accounting Officer
                              Thomas D. Tays
                                 Vice President
                                 & Secretary
                              Arthur Don
                                 Assistant Secretary



INVESTMENT ADVISER
Davis Selected Advisers, L.P
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 243-1575

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803


================================================================================
FOR MORE INFORMATION ABOUT THE SELECTED FUNDS, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-243-1575. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT WWW.SELECTEDFUNDS.COM.
================================================================================

INVESTMENT ADVISER

Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706

DISTRIBUTOR

Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, AZ 85706

TRANSFER AGENT AND CUSTODIAN

State Street Bank & Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, MA 02266-8243

LEGAL COUNSEL

Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, IL 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, CO 80202


800-243-1575
selectedfunds.com

ITEM 2.  CODE OF ETHICS

	 The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similiar functions.

	 Exhibit A of the code of ethics was amended July 30, 2004 to reflect Douglas A. Haines as Principal Financial Officer and Principal Accounting Officer.

	 A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

	 The registrant's board of directors has determined that independant trustees Katherine MacWilliams and Marsha Williams qualify as "audit committee financial experts", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	(a) Audit Fees. The aggregate Audit Fees billed by KPMG LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2004 and December 31, 2003 were $14,443 and $12,957, respectively.

	(b) Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements, but not reported as Audit Fees for the fiscal year ends December 31, 2004 and Decebmer 31, 2003 were $0 and $0, respectively.

	(c) Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2004 and December 31, 2003 were $2,420 and $5,280, respectively.

	    Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

	(d) All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2004 and December 31, 2003 were $0 and $0, respectively.

	(e)(1) Audit Committee Pre-Approval Policies and Procedures.

	    The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

	    The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

	(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f) Not applicable

	(g) The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2004 and December 31, 2003. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b)-(d).

	(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS - Not Required

ITEM 6.  SCHEDULE OF INVESTMENTS - Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not Applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PERSONS - Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS

	 EX-99.CODE ETH - Code of Ethics
	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 4, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 4, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  March 4, 2005